Inventories (Details 1) (Inventory [Member], USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 25, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]
Changes in Holdings' allowance for excess and obsolete inventory
Beginning of period	$ 16.1	$ 15.1	$ 2.0
Charge to expense	0.2	3.2	4.4	2.3
Inventory written off		(2.1)	(0.5)	(0.4)
Other	0.5	(0.1)	0.5	0.1
End of period	$ 16.8	$ 16.1	$ 6.4	$ 2.0